Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (187,208)	$ (27,592)	¥ (195,963)	¥ (289,670)